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As Filed with the Securities and Exchange Commission on August 16, 2002

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REGISTRATION NO. 333-74844
811-05846

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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POST-EFFECTIVE AMENDMENT NO. 3                 /X/

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AND

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AMENDMENT NO. 48                          /X/

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TO

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Name of Depositor)

ONE SUN LIFE EXECUTIVE PARK

WELLESLEY HILLS, MASSACHUSETTS 02481

(Address of Depositor's Principal Executive Offices)

DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

ONE SUN LIFE EXECUTIVE PARK

112 WORCESTER STREET

WELLESLEY HILLS, MASSACHUSETTS 02481

(Name and Address of Agent for Service)

COPIES OF COMMUNICATIONS TO:

JOAN E. BOROS, ESQ.

JORDEN BURT LLP

1025 THOMAS JEFFERSON STREET, N.W.

SUITE 400 EAST

WASHINGTON, D.C. 20007-0805

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IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

/ / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485

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/X / ON SEPTEMBER 30, 2002 PURSUANT TO PARAGRAPH (b) OF RULE 485

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/ / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

/ / ON (DATE) PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

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This Amendment No. 3 to the Registration Statement on Form N-4 (File Nos. 333-74844, 811-05846) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add a Supplement to the Futurity Select Four Plus Prospectus filed with Post-Effective No. 1 to the Registration Statement, which was filed on April 19, 2002. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment Nos. 1 and 2 to the Registration Statement.

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PART A

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SUPPLEMENT DATED SEPTEMBER 30, 2002

TO

PROSPECTUS DATED APRIL 30, 2002, AS SUPPLEMENTED

FOR

FUTURITY SELECT FOUR PLUS VARIABLE AND FIXED ANNUITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Effective September 30, 2002, seven new Funds will be available for investment under the above-captioned prospectus ("Prospectus"). As a result of the addition of the new Funds, the Prospectus is amended and supplemented as follows:

1.	The list of the available investment options appearing on the cover page of the Prospectus is supplemented by the addition of the following Funds:

Franklin Templeton Variable Insurance Products Trust
Templeton Growth Securities Fund - Class 2
Templeton Foreign Securities Fund - Class 2
PIMCO Variable Insurance Trust
PIMCO Real Return Portfolio
PIMCO Total Return Portfolio
PIMCO Emerging Markets Bond Portfolio
PIMCO High Yield Portfolio
First Eagle SoGen Variable Funds, Inc.
First Eagle SoGen Overseas Variable Fund

2.	The table describing the "Underlying Fund Annual Expenses" is hereby amended and supplemented as follows:

UNDERLYING FUND ANNUAL EXPENSES1

(numbers in brackets represent expenses before fee waivers or expense reimbursements)2

(as a percentage of Fund net assets)
	Management	Other Fund	12b-1 or	Total Annual
Fund	Fees	Expenses	Service Fees	Fund Expenses

Franklin Templeton Variable Insurance Products Trust
Templeton Growth Securities Fund, Class 2*	0.80%	0.05%	0.25%	1.10%
Templeton Foreign Securities Fund, Class 2**	0.69%	0.21%	0.25%	1.15% [1.16%]
PIMCO Variable Insurance Trust
PIMCO Real Return Portfolio +	0.25%	0.26%	0.15%	0.66% [0.67%]
PIMCO Total Return Portfolio +	0.25%	0.25%	0.15%	0.65% [0.66%]
PIMCO Emerging Markets Bond Portfolio +	0.45%	0.40%	0.15%	1.00% [1.28%]
PIMCO High Yield Portfolio +	0.25%	0.35%	0.15%	0.75% [0.76%]
First Eagle SoGen Variable Funds, Inc.
First Eagle SoGen Overseas Variable Fund ++	0.75%	0.50%	0.25%	1.50% [2.08%]

*

The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under each Fund's Rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

**

The Fund's manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

+

PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent such expenses would exceed, due to the payment of organization expenses and Trustees' fees, the following percentages of average daily net assets:

PIMCO Real Return Portfolio	0.65%
PIMCO Total Return Portfolio	0.65%
PIMCO Emerging Markets Bond Portfolio	1.00%
PIMCO High Yield Portfolio	0.75%

Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

++

The Adviser has agreed to waive its advisory fee and, if necessary, reimburse Fund expenses through October 31, 2002, to the extent the Fund's aggregate expenses exceed 1.50% of (annualized) average net assets. The Adviser may or may not continue this arrangement after October 31, 2002, and, if not so continued, the Fund's aggregate expenses could be greater than 1.50% of average net assets for the year. Had the 2001 expense limitation extended only through October 31, 2001, the Fund's aggregate expenses for that year would have been 1.59% of average net assets.

3.	Footnote 2 that appears after the table of "Underlying Fund Annual Expenses" are hereby deleted and replaced by the following:
2

All expense figures are shown after expense reimbursements or waivers, except for the bracketed figures which show what the expense figures would have been absent reimbursement. All expense figures are based on actual expenses for the fiscal year ended December 31, 2000, except that (a) the expense figures shown for SCsm INVESCO Energy Fund, SCsm INVESCO Health Sciences Fund, SCsm INVESCO Telecommunications Fund, SCsm INVESCO Technology Fund, SCsm Neuberger Berman Mid Cap Growth Fund, SCsm Neuberger Berman Mid Cap Value Fund, SCsm Alger Growth Fund, SCsm Alger Income and Growth Fund, SCsm Alger Small Capitalization Fund, Templeton Growth Securities Fund, Templeton Foreign Securities Fund, PIMCO Real Return Portfolio, PIMCO Real Return Portfolio, PIMCO Emerging Markets Bond Portfolio, PIMCO High Yield Portfolio, and First Eagle SoGen Overseas Variable Fund are estimates for the year 2001 and (b) certain information relating to the Lord Abbett Series Fund has been restated as described in note (6) below. No actual expense figures are shown for the Funds listed in (a) because they commenced operations in or after May of 2001, and, therefore, have less than 10 months of investment experience.

4.	The examples accompanying the table of "Underlying Fund Annual Expenses" is hereby supplemented as follows:

If you surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and no optional death benefit rider has been elected:

	1 Year	3 Years	5 Years	10 Years
Templeton Growth Securities Fund, Class 2	$ 103	$ 156	$ 150	$ 318
Templeton Foreign Securities Fund, Class 2	103	157	153	322
PIMCO Real Return Portfolio	98	144	129	275
PIMCO Total Return Portfolio	98	143	128	274
PIMCO Emerging Markets Bond Portfolio	102	153	145	308
PIMCO High Yield Portfolio	99	146	133	284
First Eagle SoGen Overseas Variable Fund	106	167	170	355

If you surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and the EEB Premier Plus optional death benefit rider has been elected:

	1 Year	3 Years	5 Years	10 Years
Templeton Growth Securities Fund, Class 2	$ 106	$ 167	$ 170	$ 355
Templeton Foreign Securities Fund, Class 2	107	168	172	359
PIMCO Real Return Portfolio	102	155	148	314
PIMCO Total Return Portfolio	102	155	148	313
PIMCO Emerging Markets Bond Portfolio	105	164	165	346
PIMCO High Yield Portfolio	103	157	153	322
First Eagle SoGen Overseas Variable Fund	110	178	189	391

If you do not surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and no optional death benefit rider has been elected:

	1 Year	3 Years	5 Years	10 Years
Templeton Growth Securities Fund, Class 2	$ 29	$ 88	$ 150	$ 318
Templeton Foreign Securities Fund, Class 2	29	90	153	322
PIMCO Real Return Portfolio	24	75	129	275
PIMCO Total Return Portfolio	24	75	128	274
PIMCO Emerging Markets Bond Portfolio	28	85	145	308
PIMCO High Yield Portfolio	25	78	133	284
First Eagle SoGen Overseas Variable Fund	33	100	170	355

If you do not surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and the EEB Premier Plus optional death benefit rider has been elected:

	1 Year	3 Years	5 Years	10 Years
Templeton Growth Securities Fund, Class 2	$ 33	$ 100	$ 170	$ 355
Templeton Foreign Securities Fund, Class 2	33	102	172	359
PIMCO Real Return Portfolio	28	87	148	314
PIMCO Total Return Portfolio	28	87	148	313
PIMCO Emerging Markets Bond Portfolio	32	97	165	346
PIMCO High Yield Portfolio	29	90	153	322
First Eagle SoGen Overseas Variable Fund	37	112	189	391

5.	The Fund descriptions included under "Variable Account Options: The Funds" are hereby supplemented to added the following disclosure:

Franklin Templeton Variable Insurance Products Trust (advised by Templeton Global Advisors Limited, for Templeton Growth Securities Fund, and Templeton Investment Counsel, LLC, for Templeton Foreign Securities Fund)

Templeton Growth Securities Fund will seek long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets

Templeton Foreign Securities Fund will seek long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of foreign companies, including those in emerging markets.

PIMCO Variable Insurance Trust (advised by Pacific Investment Management Company LLC)

PIMCO Real Return Portfolio seeks maximum real return consistent with the preservation of real capital and prudent investment management.

PIMCO Total Return Portfolio seeks maximum total return consistent with the preservation of capital and prudent investment management.

PIMCO Emerging Markets Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.

PIMCO High Yield Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.

First Eagle SoGen Variable Funds, Inc. (advised by Arnhold and S. Bleichroeder Advisers, Inc.)

First Eagle SoGen Overseas Variable Fund seeks long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies.

THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT FUTURITY SELECT FOUR PLUS VARIABLE AND FIXED ANNUITY PROSPECTUS, DATED APRIL 30, 2002, AS SUPPLEMENTED, AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS AND THE CURRENT FUND PROSPECTUSES. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.

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PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS
(a)	The following Financial Statements are included in the Registration Statement:

	A.	Condensed Financial Information - Accumulation Unit Values

(Part A)

	B.	Financial Statements of the Depositor (Part B)

Audited:

		1.	Consolidated Statements of Income, Years Ended December 31, 2001, 2000 and 1999;
		2.	Consolidated Balance Sheets, December 31, 2001 and 2000,
		3.	Consolidated Statements of Comprehensive Income, Years Ended December 31, 2001, 2000 and 1999
		4.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2001, 2000 and 1999;
		5.	Consolidated Statements of Cash Flows, Years Ended December 31, 2001, 2000 and 1999;
		6.	Notes to Consolidated Financial Statements; and
		7.	Independent Auditors' Report.

	C.	Financial Statements of the Registrant (Part B)

		1.	Statement of Condition, December 31, 2001;
		2.	Statement of Operations, Year Ended December 31, 2001;
		3.	Statements of Changes in Net Assets, Years Ended December 31, 2001 and December 31, 2000;
		4.	Notes to Financial Statements; and
		5.	Independent Auditors' Report.
(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:
(1)

Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to Exhibit 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997);

	(2)	Not Applicable;

(3)(a)

Form of Marketing Services Agreement between Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(i)

Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(i) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(ii)

Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Exhibit 3(b)(ii) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(iii)

Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(iii) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)

Form of Flexible Payment Combination Fixed/Variable Group Annuity Contract (Filed as Exhibit 4(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, file 333-74884, filed on February 14, 2002);

(4)(b)

Form of Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Incorporated by reference to Exhibit 4(b) to Registrant's Registration Statement on Form N-4, File No. 333-74844, filed on December 10, 2001);

(4)(c)

Form of Flexible Payment Combination Fixed/Variable Individual Annuity Contract (Filed as Exhibit 4(c) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, file 333-74884, filed on February 14, 2002);

(5)(a)

Form of Application to be used with Contract filed as Exhibit 4(a) (Filed as Exhibit 5(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, file 333-74884, filed on February 14, 2002);

(5)(b)

Form of Application to be used with Certificate filed as Exhibit 4(b) and Contract filed as Exhibit 4(c) (Filed as Exhibit 5(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, file 333-74884, filed on February 14, 2002);

(6)(a)

Certificate of Incorporation and By-laws of the Depositor (Incorporated herein by reference to Exhibits 3(a) and 3(b), respectively, to Depositor's Registration Statement on Form S-1, File No. 333-37907, filed on October 14, 1997);

(6)(b)

By-Laws of the Depositor, as amended effective as of January 1, 2000 (Filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-05846, filed on June 9, 2000);

	(7)	Not Applicable;

(8)(a)

Form of Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Filed as Exhibit 8(a) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 23, 1999);

(8)(b)(i)

Form of Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and the Depositor (Filed as Exhibit 8(b)(i) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 23, 1999);

(8)(b)(ii)

Form of Amendment No. 1 dated December 14, 1998 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(ii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 23, 1999);

(8)(b)(iii)

Form of Amendment No. 2 dated as of March 15, 1999 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(iii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 23, 1999);

(8)(c)

Form of Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, the Depositor and Massachusetts Financial Services Company (Filed as Exhibit 8(d) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 23, 1999);

(8)(d)

Form of Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Filed as Exhibit 8(g) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(e)

Form of Participation Agreement dated August 18, 1999 by and among the Depositor, Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Filed as Exhibit 8(h) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(f)

Form of Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001.)

(8)(g)

Form of Participation Agreement dated April 15, 2001 by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group Inc., and INVESCO Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001.)

(8)(h)(i)

Form of Participation Agreement dated December 1, 1996 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 File No. 333-13087, filed January 1, 1997.)

(8)(h)(ii)

Form of Amendment No. 1 dated May 1, 2001 to the Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001.)

(8)(i)

Form of Participation Agreement dated May 1, 2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001.)

	(8)(j)	Form of Participation Agreement dated February 17, 1998 by and among Sun Life Assurance Company of Canada (U.S.), Lord Abbett Series Fund, Inc. and Lord, Abbett & Co. (To be Filed by Amendment)

	(8)(k)	Form of Participation Agreement (Incorporated by reference to Exhibit 8(k) to Registrant's Registration Statement on Form N-4, File No. 333-74844, filed on December 10, 2001);

	(9)	Opinion of Counsel (Incorporated by reference to Exhibit 9 to Registrant's Registration Statement on Form N-4, File No. 333-74844, filed on December 10, 2001);
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(10)(a)

Consent of Independent Auditors (Incorporated by reference to Exhibit 10(a) to Post-Effective Amendment No. 2 to Registration Statement of the Registrant on Form N-4, File No. 333-74844, filed on July 8, 2002);

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	(10)(b)	Representation of Counsel pursuant to Rule 485(b)*;

	(11)	Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 1999, filed on March 22, 2000);

	(12)	Not Applicable;

(13)

Schedule for Computation of Performance Quotations (Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 29, 1998);

	(14)	Not Applicable;

	(15)	Powers of Attorney (Incorporated by reference from Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-30844, filed on February 9, 2001);

(16)

Organizational Chart (Incorporated by reference to Exhibit 16 to Pre-Effective Amendment No. 1to the Registration Statement of the Registrant on Form N-4, File No. 333-74844, filed on February 14, 2002.)

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Name and	Principal Positions and Officers
Business Address	With Depositor

Donald A. Stewart	Chairman and Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

C. James Prieur	Vice Chairman and Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

James A. McNulty, III	President and Director
One Sun Life Executive Park
Wellesley Hills, MA 02481

David D. Horn	Director
257 Lake Street
P.O. Box 24
New Vineyard, ME 04956

Angus A. MacNaughton	Director
481 Kingswood Lane
Danville, CA 94506

S. Caesar Raboy	Director
220 Boylston Street
Boston, MA 02110

William W. Stinson	Director
1001 13th Avenue S.W
Calgary, Alberta
Canada T2R 0L5

James C. Baillie	Director
Torys
Suite 300, Maritime Life Tower
Toronto, Ontario MSK 1N2

James M.A. Anderson	Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA 02481

Robin L. Camara	Vice President, Human Resources &
One Sun Life Executive Park	Administrative Services
Wellesley Hills, MA 02481

Peter F. Demuth	Vice President, Chief Strategy and
One Sun Life Executive Park	Business Development Officer
Wellesley Hills, MA 02481

Mark W. DeTora	Vice President, Individual Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

Ronald J. Fernandes	Vice President, Retirement Products and Services
112 Worcester Street
Wellesley Hills, MA 02481

Ellen B. King	Assistant Vice President and Senior Counsel and Secretary
One Sun Life Executive Park
Wellesley Hills, MA 02481

Philip K. Polkinghorn	Vice President, Retirement Products and Services
112 Worcester Street
Wellesley Hills, MA 02481

Davey S. Scoon	Vice President, and Chief Administrative & Financial
One Sun Life Executive Park	Officer and Treasurer
Wellesley Hills, MA 02481

Michael E. Shunney	Vice President, Group Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

James R. Smith	Vice President & Chief Information Officer
One Sun Life Executive Park
Wellesley Hills, MA 02481

Robert P. Vrolyk	Vice President and Actuary
One Sun Life Executive Park
Wellesley Hills, MA 02481

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

The organization chart of Sun Life Assurance Company of Canada is filed as Exhibit 16 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-74844, filed February 14, 2002.

None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

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As of August 8, 2002, there were 127 qualified and 153 non-qualified Contracts issued by the Depositor with respect to the securities registered pursuant to this Registration Statement.

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Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended effective as of January 1, 2000 (a copy of which was filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-30844) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.
Name and Principal	Positions and Officers
Business Address*	with Underwriter

William P. Franca	President
Davey S. Scoon	Treasurer and Director
James M.A. Anderson	Director
Ronald J. Fernandes	Director
James A. McNulty, III	Director
George E. Maden	Secretary and Clerk
William T. Evers	Assistant Secretary and Assistant Clerk
Norton A. Goss, II	Vice President & Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
Nancy C. Atherton	Tax Officer

------------------------------

* The principal business address of all directors and officers of the principal underwriter, except Messrs. Fernandes and Franca, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Messrs. Fernandes and Franca is 112 Worcester Street, Wellesley Hills, MA 02481.

(b) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:
(a)

To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)

To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)

Representation with respect to Section 26(e) of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

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As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 16th day of August, 2002.

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SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ JAMES A. McNULTY, III
James A. McNulty, III
President

Attest:	/s/ SANDRA M. DaDALT
Sandra M. DaDalt
Senior Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

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SIGNATURE	TITLE	DATE

/s/ JAMES A. McNULTY, III	President and Director	August 16, 2002
James A. McNulty, III	(Principal Executive Officer)

/s/ DAVEY S. SCOON	Vice President & Chief Administrative &Financial	August 16, 2002
Davey S. Scoon	Officer and Treasurer
(Principal Financial and Accounting Officer)

/s/ SANDRA M. DADALT	Attorney-in-Fact for:	August 16, 2002
Sandra M. DaDalt	Donald A. Stewart, Chairman and Director
C. James Prieur, Vice Chairman and Director
David D. Horn, Director
Angus A. McNaughton, Director
S. Caesar Raboy, Director
William W. Stinson, Director

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EXHIBIT INDEX

(10)(b)	Representation of Counsel pursuant to Rule 485(b)